Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.57%
Advertising–0.06%
Interpublic Group of Cos., Inc. (The)	1,209	$20,154
Omnicom Group, Inc.	656	32,472
		52,626
Aerospace & Defense–1.58%
Boeing Co. (The)	1,628	269,043
General Dynamics Corp.	706	97,732
Howmet Aerospace, Inc.	1,134	18,960
Huntington Ingalls Industries, Inc.	124	17,453
L3Harris Technologies, Inc.	656	111,415
Lockheed Martin Corp.	748	286,693
Northrop Grumman Corp.	471	148,596
Raytheon Technologies Corp.	4,633	266,583
Teledyne Technologies, Inc.(b)	110	34,123
Textron, Inc.	697	25,155
TransDigm Group, Inc.	164	77,920
		1,353,673
Agricultural & Farm Machinery–0.25%
Deere & Co.	950	210,548
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	1,679	78,057
Air Freight & Logistics–0.73%
C.H. Robinson Worldwide, Inc.	412	42,102
Expeditors International of Washington, Inc.	505	45,713
FedEx Corp.	729	183,358
United Parcel Service, Inc., Class B	2,139	356,422
		627,595
Airlines–0.21%
Alaska Air Group, Inc.	383	14,029
American Airlines Group, Inc.(c)	1,142	14,035
Delta Air Lines, Inc.	1,937	59,234
Southwest Airlines Co.	1,795	67,313
United Airlines Holdings, Inc.(b)	751	26,097
		180,708
Alternative Carriers–0.04%
CenturyLink, Inc.	2,998	30,250
Apparel Retail–0.39%
Gap, Inc. (The)	641	10,916
L Brands, Inc.	711	22,617
Ross Stores, Inc.	1,079	100,692
TJX Cos., Inc. (The)	3,639	202,511
		336,736
Apparel, Accessories & Luxury Goods–0.16%
Hanesbrands, Inc.	1,093	17,215
PVH Corp.	215	12,823
Ralph Lauren Corp.	144	9,788
Tapestry, Inc.	860	13,442
Under Armour, Inc., Class A(b)	598	6,715
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	553	$5,441
VF Corp.	968	68,002
		133,426
Application Software–2.60%
Adobe, Inc.(b)	1,463	717,499
ANSYS, Inc.(b)	261	85,407
Autodesk, Inc.(b)	662	152,929
Cadence Design Systems, Inc.(b)	846	90,209
Citrix Systems, Inc.	351	48,336
Intuit, Inc.	791	258,032
Paycom Software, Inc.(b)	146	45,450
salesforce.com, inc.(b)	2,737	687,863
Synopsys, Inc.(b)	458	98,003
Tyler Technologies, Inc.(b)	120	41,827
		2,225,555
Asset Management & Custody Banks–0.72%
Ameriprise Financial, Inc.	371	57,175
Bank of New York Mellon Corp. (The)	2,435	83,618
BlackRock, Inc.	431	242,890
Franklin Resources, Inc.	841	17,114
Invesco Ltd.(d)	1,181	13,475
Northern Trust Corp.	631	49,199
State Street Corp.	1,069	63,424
T. Rowe Price Group, Inc.	691	88,600
		615,495
Auto Parts & Equipment–0.11%
Aptiv PLC	780	71,510
BorgWarner, Inc.	643	24,910
		96,420
Automobile Manufacturers–0.22%
Ford Motor Co.	11,868	79,041
General Motors Co.	3,825	113,182
		192,223
Automotive Retail–0.31%
Advance Auto Parts, Inc.	210	32,235
AutoZone, Inc.(b)	71	83,612
CarMax, Inc.(b)	495	45,496
O’Reilly Automotive, Inc.(b)	225	103,743
		265,086
Biotechnology–2.12%
AbbVie, Inc.	5,354	468,957
Alexion Pharmaceuticals, Inc.(b)	666	76,210
Amgen, Inc.	1,787	454,184
Biogen, Inc.(b)	495	140,422
Gilead Sciences, Inc.	3,817	241,196
Incyte Corp.(b)	546	48,998
Regeneron Pharmaceuticals, Inc.(b)	306	171,293
Vertex Pharmaceuticals, Inc.(b)	787	214,158
		1,815,418

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Brewers–0.02%
Molson Coors Beverage Co., Class B	573	$19,230
Broadcasting–0.14%
Discovery, Inc., Class A(b)	493	10,733
Discovery, Inc., Class C(b)	928	18,189
Fox Corp., Class A	1,041	28,971
Fox Corp., Class B	505	14,125
ViacomCBS, Inc., Class B	1,630	45,656
		117,674
Building Products–0.45%
A.O. Smith Corp.	427	22,546
Allegion PLC	283	27,992
Carrier Global Corp.	2,482	75,800
Fortune Brands Home & Security, Inc.	425	36,771
Johnson Controls International PLC	2,259	92,280
Masco Corp.	800	44,104
Trane Technologies PLC	722	87,542
		387,035
Cable & Satellite–1.11%
Charter Communications, Inc., Class A(b)	457	285,324
Comcast Corp., Class A	13,839	640,192
DISH Network Corp., Class A(b)	771	22,382
		947,898
Casinos & Gaming–0.11%
Las Vegas Sands Corp.	1,033	48,200
MGM Resorts International	1,236	26,883
Wynn Resorts Ltd.	290	20,825
		95,908
Commodity Chemicals–0.19%
Dow, Inc.	2,237	105,251
LyondellBasell Industries N.V., Class A	785	55,334
		160,585
Communications Equipment–0.78%
Arista Networks, Inc.(b)	165	34,143
Cisco Systems, Inc.	12,900	508,131
F5 Networks, Inc.(b)	184	22,590
Juniper Networks, Inc.	1,023	21,995
Motorola Solutions, Inc.	516	80,914
		667,773
Computer & Electronics Retail–0.09%
Best Buy Co., Inc.	695	77,347
Construction & Engineering–0.07%
Jacobs Engineering Group, Inc.	395	36,644
Quanta Services, Inc.	435	22,994
		59,638
Construction Machinery & Heavy Trucks–0.54%
Caterpillar, Inc.	1,643	245,053
Cummins, Inc.	447	94,389
PACCAR, Inc.	1,043	88,947
Wabtec Corp.	556	34,405
		462,794
Construction Materials–0.11%
Martin Marietta Materials, Inc.	187	44,012
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	403	$54,623
		98,635
Consumer Electronics–0.05%
Garmin Ltd.	441	41,833
Consumer Finance–0.46%
American Express Co.	2,005	201,001
Capital One Financial Corp.	1,382	99,311
Discover Financial Services	945	54,602
Synchrony Financial	1,629	42,631
		397,545
Copper–0.08%
Freeport-McMoRan, Inc.	4,423	69,176
Data Processing & Outsourced Services–4.29%
Automatic Data Processing, Inc.	1,305	182,035
Broadridge Financial Solutions, Inc.	344	45,408
Fidelity National Information Services, Inc.	1,876	276,166
Fiserv, Inc.(b)	1,708	176,009
FleetCor Technologies, Inc.(b)	254	60,477
Global Payments, Inc.	906	160,888
Jack Henry & Associates, Inc.	234	38,046
Mastercard, Inc., Class A	2,685	907,987
Paychex, Inc.	960	76,579
PayPal Holdings, Inc.(b)	3,566	702,609
Visa, Inc., Class A	5,126	1,025,046
Western Union Co. (The)	1,282	27,473
		3,678,723
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	557	41,953
Constellation Brands, Inc., Class A	509	96,461
		138,414
Distributors–0.08%
Genuine Parts Co.	443	42,160
LKQ Corp.(b)	937	25,983
		68,143
Diversified Banks–2.52%
Bank of America Corp.	23,123	557,033
Citigroup, Inc.	6,325	272,671
JPMorgan Chase & Co.	9,258	891,268
U.S. Bancorp	4,164	149,279
Wells Fargo & Co.	12,495	293,757
		2,164,008
Diversified Chemicals–0.04%
Eastman Chemical Co.	415	32,420
Diversified Support Services–0.18%
Cintas Corp.	255	84,872
Copart, Inc.(b)	625	65,725
		150,597
Drug Retail–0.09%
Walgreens Boots Alliance, Inc.	2,238	80,389
Electric Utilities–1.82%
Alliant Energy Corp.	757	39,099
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.	1,504	$122,922
Duke Energy Corp.	2,232	197,666
Edison International	1,147	58,313
Entergy Corp.	608	59,906
Evergy, Inc.	696	35,371
Eversource Energy	1,021	85,305
Exelon Corp.	2,960	105,850
FirstEnergy Corp.	1,629	46,769
NextEra Energy, Inc.	1,486	412,454
NRG Energy, Inc.	741	22,778
Pinnacle West Capital Corp.	342	25,496
PPL Corp.	2,316	63,018
Southern Co. (The)	3,207	173,884
Xcel Energy, Inc.	1,595	110,071
		1,558,902
Electrical Components & Equipment–0.45%
AMETEK, Inc.	698	69,381
Eaton Corp. PLC	1,214	123,865
Emerson Electric Co.	1,815	119,010
Rockwell Automation, Inc.	352	77,679
		389,935
Electronic Components–0.20%
Amphenol Corp., Class A	893	96,685
Corning, Inc.	2,320	75,191
		171,876
Electronic Equipment & Instruments–0.13%
FLIR Systems, Inc.	403	14,448
Keysight Technologies, Inc.(b)	573	56,601
Zebra Technologies Corp., Class A(b)	164	41,403
		112,452
Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(b)	109	18,527
TE Connectivity Ltd.	1,009	98,619
		117,146
Environmental & Facilities Services–0.25%
Republic Services, Inc.	643	60,024
Rollins, Inc.	430	23,302
Waste Management, Inc.	1,177	133,201
		216,527
Fertilizers & Agricultural Chemicals–0.17%
CF Industries Holdings, Inc.	664	20,391
Corteva, Inc.	2,265	65,255
FMC Corp.	396	41,940
Mosaic Co. (The)	1,015	18,544
		146,130
Financial Exchanges & Data–1.14%
Cboe Global Markets, Inc.	338	29,656
CME Group, Inc., Class A	1,088	182,033
Intercontinental Exchange, Inc.	1,661	166,183
MarketAxess Holdings, Inc.	114	54,901
Moody’s Corp.	489	141,737
MSCI, Inc.	258	92,049
Nasdaq, Inc.	350	42,949
Shares		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	731	$263,599
		973,107
Food Distributors–0.11%
Sysco Corp.	1,539	95,757
Food Retail–0.09%
Kroger Co. (The)	2,388	80,977
Footwear–0.55%
NIKE, Inc., Class B	3,759	471,905
Gas Utilities–0.04%
Atmos Energy Corp.	364	34,795
General Merchandise Stores–0.54%
Dollar General Corp.	767	160,778
Dollar Tree, Inc.(b)	723	66,039
Target Corp.	1,518	238,964
		465,781
Gold–0.18%
Newmont Corp.	2,437	154,628
Health Care Distributors–0.21%
AmerisourceBergen Corp.	459	44,486
Cardinal Health, Inc.	894	41,973
Henry Schein, Inc.(b)	434	25,511
McKesson Corp.	486	72,380
		184,350
Health Care Equipment–3.65%
Abbott Laboratories	5,374	584,853
ABIOMED, Inc.(b)	137	37,957
Baxter International, Inc.	1,540	123,847
Becton, Dickinson and Co.	895	208,249
Boston Scientific Corp.(b)	4,340	165,831
Danaher Corp.	1,911	411,496
DexCom, Inc.(b)	280	115,424
Edwards Lifesciences Corp.(b)	1,887	150,620
Hologic, Inc.(b)	784	52,113
IDEXX Laboratories, Inc.(b)	257	101,029
Intuitive Surgical, Inc.(b)	354	251,177
Medtronic PLC	4,074	423,370
ResMed, Inc.	438	75,086
STERIS PLC	258	45,457
Stryker Corp.	979	203,994
Teleflex, Inc.	140	47,659
Varian Medical Systems, Inc.(b)	276	47,472
Zimmer Biomet Holdings, Inc.	628	85,496
		3,131,130
Health Care Facilities–0.15%
HCA Healthcare, Inc.(b)	797	99,370
Universal Health Services, Inc., Class B	236	25,257
		124,627
Health Care REITs–0.19%
Healthpeak Properties, Inc.	1,634	44,363
Ventas, Inc.	1,124	47,163
Welltower, Inc.	1,268	69,854
		161,380
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Health Care Services–0.64%
Cigna Corp.	1,120	$189,739
CVS Health Corp.	3,971	231,907
DaVita, Inc.(b)	259	22,183
Laboratory Corp. of America Holdings(b)	292	54,975
Quest Diagnostics, Inc.	411	47,055
		545,859
Health Care Supplies–0.25%
Align Technology, Inc.(b)	215	70,383
Cooper Cos., Inc. (The)	150	50,568
DENTSPLY SIRONA, Inc.	680	29,736
West Pharmaceutical Services, Inc.	226	62,127
		212,814
Health Care Technology–0.08%
Cerner Corp.	924	66,796
Home Furnishings–0.04%
Leggett & Platt, Inc.	418	17,209
Mohawk Industries, Inc.(b)	178	17,371
		34,580
Home Improvement Retail–1.50%
Home Depot, Inc. (The)	3,268	907,556
Lowe’s Cos., Inc.	2,293	380,317
		1,287,873
Homebuilding–0.26%
D.R. Horton, Inc.	1,004	75,933
Lennar Corp., Class A	844	68,938
NVR, Inc.(b)	11	44,914
PulteGroup, Inc.	767	35,504
		225,289
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	2,146	23,155
Hotels, Resorts & Cruise Lines–0.25%
Carnival Corp.	1,425	21,632
Hilton Worldwide Holdings, Inc.	851	72,607
Marriott International, Inc., Class A	818	75,730
Norwegian Cruise Line Holdings Ltd.(b)	773	13,226
Royal Caribbean Cruises Ltd.	518	33,530
		216,725
Household Appliances–0.04%
Whirlpool Corp.	189	34,755
Household Products–1.81%
Church & Dwight Co., Inc.	750	70,283
Clorox Co. (The)	377	79,234
Colgate-Palmolive Co.	2,602	200,744
Kimberly-Clark Corp.	1,034	152,680
Procter & Gamble Co. (The)	7,526	1,046,039
		1,548,980
Housewares & Specialties–0.02%
Newell Brands, Inc.	1,174	20,146
Human Resource & Employment Services–0.02%
Robert Half International, Inc.	347	18,370
Shares		Value
Hypermarkets & Super Centers–1.24%
Costco Wholesale Corp.	1,340	$475,700
Walmart, Inc.	4,208	588,741
		1,064,441
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	1,977	35,803
Industrial Conglomerates–1.07%
3M Co.	1,747	279,834
General Electric Co.(e)	26,577	165,575
Honeywell International, Inc.	2,131	350,784
Roper Technologies, Inc.	316	124,855
		921,048
Industrial Gases–0.68%
Air Products and Chemicals, Inc.	670	199,566
Linde PLC (United Kingdom)	1,595	379,818
		579,384
Industrial Machinery–0.83%
Dover Corp.	437	47,345
Flowserve Corp.	416	11,353
Fortive Corp.	1,024	78,039
IDEX Corp.	232	42,319
Illinois Tool Works, Inc.	873	168,672
Ingersoll Rand, Inc.(b)	1,044	37,166
Otis Worldwide Corp.	1,223	76,340
Parker-Hannifin Corp.	392	79,317
Pentair PLC	506	23,160
Snap-on, Inc.	164	24,129
Stanley Black & Decker, Inc.	464	75,261
Xylem, Inc.	550	46,266
		709,367
Industrial REITs–0.31%
Duke Realty Corp.	1,124	41,476
Prologis, Inc.	2,242	225,590
		267,066
Insurance Brokers–0.54%
Aon PLC, Class A	705	145,442
Arthur J. Gallagher & Co.	569	60,075
Marsh & McLennan Cos., Inc.	1,549	177,670
Willis Towers Watson PLC	392	81,857
		465,044
Integrated Oil & Gas–1.02%
Chevron Corp.	5,672	408,384
Exxon Mobil Corp.	12,847	441,038
Occidental Petroleum Corp.	2,734	27,367
		876,789
Integrated Telecommunication Services–1.59%
AT&T, Inc.(e)	21,648	617,184
Verizon Communications, Inc.	12,583	748,563
		1,365,747
Interactive Home Entertainment–0.42%
Activision Blizzard, Inc.	2,339	189,342
Electronic Arts, Inc.(b)	880	114,761
Take-Two Interactive Software, Inc.(b)	345	57,001
		361,104
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Interactive Media & Services–5.43%
Alphabet, Inc., Class A(b)	911	$1,335,162
Alphabet, Inc., Class C(b)	887	1,303,535
Facebook, Inc., Class A(b)	7,282	1,907,156
Twitter, Inc.(b)	2,383	106,043
		4,651,896
Internet & Direct Marketing Retail–5.21%
Amazon.com, Inc.(b)	1,291	4,065,010
Booking Holdings, Inc.(b)	124	212,124
eBay, Inc.	2,006	104,513
Etsy, Inc.(b)	363	44,152
Expedia Group, Inc.	411	37,685
		4,463,484
Internet Services & Infrastructure–0.14%
Akamai Technologies, Inc.(b)	494	54,607
VeriSign, Inc.(b)	308	63,094
		117,701
Investment Banking & Brokerage–0.67%
Charles Schwab Corp. (The)	3,481	126,117
E*TRADE Financial Corp.	671	33,583
Goldman Sachs Group, Inc. (The)	1,043	209,612
Morgan Stanley	3,638	175,897
Raymond James Financial, Inc.	376	27,358
		572,567
IT Consulting & Other Services–1.13%
Accenture PLC, Class A	1,934	437,065
Cognizant Technology Solutions Corp., Class A	1,652	114,682
DXC Technology Co.	814	14,530
Gartner, Inc.(b)	272	33,986
International Business Machines Corp.	2,697	328,144
Leidos Holdings, Inc.	406	36,195
		964,602
Leisure Products–0.04%
Hasbro, Inc.	383	31,682
Life & Health Insurance–0.38%
Aflac, Inc.	2,018	73,354
Globe Life, Inc.	304	24,290
Lincoln National Corp.	597	18,704
MetLife, Inc.	2,359	87,684
Principal Financial Group, Inc.	790	31,813
Prudential Financial, Inc.	1,199	76,161
Unum Group	656	11,040
		323,046
Life Sciences Tools & Services–1.20%
Agilent Technologies, Inc.	933	94,177
Bio-Rad Laboratories, Inc., Class A(b)	64	32,989
Illumina, Inc.(b)	446	137,850
IQVIA Holdings, Inc.(b)	543	85,593
Mettler-Toledo International, Inc.(b)	72	69,534
PerkinElmer, Inc.	338	42,422
Thermo Fisher Scientific, Inc.	1,199	529,383
Waters Corp.(b)	187	36,592
		1,028,540
Shares		Value
Managed Health Care–1.60%
Anthem, Inc.	764	$205,203
Centene Corp.(b)	1,761	102,719
Humana, Inc.	402	166,384
UnitedHealth Group, Inc.	2,881	898,209
		1,372,515
Metal & Glass Containers–0.10%
Ball Corp.	986	81,956
Movies & Entertainment–1.60%
Live Nation Entertainment, Inc.(b)	424	22,845
Netflix, Inc.(b)	1,336	668,040
Walt Disney Co. (The)	5,488	680,951
		1,371,836
Multi-line Insurance–0.16%
American International Group, Inc.	2,625	72,266
Assurant, Inc.	181	21,957
Hartford Financial Services Group, Inc. (The)	1,102	40,620
		134,843
Multi-Sector Holdings–1.49%
Berkshire Hathaway, Inc., Class B(b)	6,011	1,279,982
Multi-Utilities–0.93%
Ameren Corp.	752	59,468
CenterPoint Energy, Inc.	1,654	32,005
CMS Energy Corp.	867	53,242
Consolidated Edison, Inc.	1,015	78,967
Dominion Energy, Inc.	2,549	201,193
DTE Energy Co.	587	67,528
NiSource, Inc.	1,143	25,146
Public Service Enterprise Group, Inc.	1,526	83,793
Sempra Energy	888	105,104
WEC Energy Group, Inc.	951	92,152
		798,598
Office REITs–0.14%
Alexandria Real Estate Equities, Inc.	354	56,640
Boston Properties, Inc.	438	35,171
SL Green Realty Corp.	232	10,758
Vornado Realty Trust	477	16,080
		118,649
Oil & Gas Equipment & Services–0.17%
Baker Hughes Co., Class A	1,970	26,181
Halliburton Co.	2,642	31,836
National Oilwell Varco, Inc.	1,196	10,836
Schlumberger Ltd.	4,211	65,523
TechnipFMC PLC (United Kingdom)	1,239	7,818
		142,194
Oil & Gas Exploration & Production–0.41%
Apache Corp.	1,098	10,398
Cabot Oil & Gas Corp.	1,247	21,648
Concho Resources, Inc.	605	26,693
ConocoPhillips	3,258	106,993
Devon Energy Corp.	1,133	10,718
Diamondback Energy, Inc.	485	14,608
EOG Resources, Inc.	1,755	63,075
Hess Corp.	781	31,966
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	2,438	$9,971
Noble Energy, Inc.	1,424	12,175
Pioneer Natural Resources Co.	499	42,909
		351,154
Oil & Gas Refining & Marketing–0.22%
HollyFrontier Corp.	447	8,810
Marathon Petroleum Corp.	1,959	57,477
Phillips 66	1,326	68,740
Valero Energy Corp.	1,239	53,674
		188,701
Oil & Gas Storage & Transportation–0.21%
Kinder Morgan, Inc.	5,863	72,291
ONEOK, Inc.	1,245	32,345
Williams Cos., Inc. (The)	3,657	71,860
		176,496
Packaged Foods & Meats–0.99%
Campbell Soup Co.	516	24,959
Conagra Brands, Inc.	1,489	53,172
General Mills, Inc.	1,841	113,553
Hershey Co. (The)	453	64,933
Hormel Foods Corp.	850	41,556
JM Smucker Co. (The)	348	40,201
Kellogg Co.	760	49,088
Kraft Heinz Co. (The)	1,905	57,055
Lamb Weston Holdings, Inc.	446	29,556
McCormick & Co., Inc.	377	73,176
Mondelez International, Inc., Class A	4,344	249,563
Tyson Foods, Inc., Class A	902	53,651
		850,463
Paper Packaging–0.25%
Amcor PLC	4,762	52,620
Avery Dennison Corp.	254	32,471
International Paper Co.	1,199	48,608
Packaging Corp. of America	288	31,406
Sealed Air Corp.	465	18,047
Westrock Co.	789	27,410
		210,562
Personal Products–0.17%
Estee Lauder Cos., Inc. (The), Class A	682	148,846
Pharmaceuticals–4.13%
Bristol-Myers Squibb Co.	6,874	414,433
Catalent, Inc.(b)	501	42,916
Eli Lilly and Co.	2,406	356,136
Johnson & Johnson	8,005	1,191,784
Merck & Co., Inc.	7,668	636,061
Mylan N.V.(b)	1,523	22,586
Perrigo Co. PLC	415	19,053
Pfizer, Inc.	16,877	619,386
Zoetis, Inc.	1,442	238,463
		3,540,818
Property & Casualty Insurance–0.68%
Allstate Corp. (The)	953	89,715
Chubb Ltd.	1,367	158,736
Cincinnati Financial Corp.	457	35,632
Shares		Value
Property & Casualty Insurance–(continued)
Loews Corp.	734	$25,507
Progressive Corp. (The)	1,777	168,229
Travelers Cos., Inc. (The)	767	82,982
W.R. Berkley Corp.	429	26,233
		587,034
Publishing–0.02%
News Corp., Class A	1,162	16,291
News Corp., Class B	331	4,628
		20,919
Railroads–0.94%
CSX Corp.	2,325	180,583
Kansas City Southern	288	52,079
Norfolk Southern Corp.	778	166,484
Union Pacific Corp.	2,060	405,552
		804,698
Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	1,023	48,050
Regional Banks–0.75%
Citizens Financial Group, Inc.	1,311	33,142
Comerica, Inc.	434	16,600
Fifth Third Bancorp	2,137	45,561
First Republic Bank	514	56,057
Huntington Bancshares, Inc.	3,080	28,243
KeyCorp	2,939	35,062
M&T Bank Corp.	397	36,560
People’s United Financial, Inc.	1,262	13,011
PNC Financial Services Group, Inc. (The)	1,288	141,564
Regions Financial Corp.	2,875	33,149
SVB Financial Group(b)	156	37,537
Truist Financial Corp.	4,093	155,739
Zions Bancorporation N.A.	513	14,990
		647,215
Reinsurance–0.03%
Everest Re Group Ltd.	121	23,902
Research & Consulting Services–0.30%
Equifax, Inc.	369	57,896
IHS Markit Ltd.	1,133	88,952
Nielsen Holdings PLC	1,114	15,797
Verisk Analytics, Inc.	494	91,543
		254,188
Residential REITs–0.28%
Apartment Investment & Management Co., Class A	448	15,107
AvalonBay Communities, Inc.	426	63,619
Equity Residential	1,052	53,999
Essex Property Trust, Inc.	198	39,756
Mid-America Apartment Communities, Inc.	343	39,771
UDR, Inc.	895	29,186
		241,438
Restaurants–1.26%
Chipotle Mexican Grill, Inc.(b)	85	105,715
Darden Restaurants, Inc.	392	39,490
Domino’s Pizza, Inc.	118	50,183
McDonald’s Corp.	2,258	495,609
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Starbucks Corp.	3,549	$304,930
Yum! Brands, Inc.	912	83,266
		1,079,193
Retail REITs–0.20%
Federal Realty Investment Trust	210	15,422
Kimco Realty Corp.	1,317	14,830
Realty Income Corp.	1,048	63,666
Regency Centers Corp.	511	19,428
Simon Property Group, Inc.	925	59,829
		173,175
Semiconductor Equipment–0.52%
Applied Materials, Inc.	2,788	165,746
KLA Corp.	470	91,058
Lam Research Corp.	440	145,970
Teradyne, Inc.	500	39,730
		442,504
Semiconductors–4.46%
Advanced Micro Devices, Inc.(b)	3,558	291,720
Analog Devices, Inc.	1,118	130,515
Broadcom, Inc.	1,213	441,920
Intel Corp.	12,865	666,150
Maxim Integrated Products, Inc.	809	54,696
Microchip Technology, Inc.	745	76,556
Micron Technology, Inc.(b)	3,378	158,631
NVIDIA Corp.	1,868	1,010,999
Qorvo, Inc.(b)	354	45,670
QUALCOMM, Inc.	3,417	402,113
Skyworks Solutions, Inc.	506	73,623
Texas Instruments, Inc.	2,788	398,099
Xilinx, Inc.	738	76,929
		3,827,621
Soft Drinks–1.46%
Coca-Cola Co. (The)	11,744	579,801
Monster Beverage Corp.(b)	1,135	91,027
PepsiCo, Inc.	4,215	584,199
		1,255,027
Specialized REITs–1.40%
American Tower Corp.	1,346	325,369
Crown Castle International Corp.	1,266	210,789
Digital Realty Trust, Inc.	815	119,609
Equinix, Inc.	269	204,475
Extra Space Storage, Inc.	395	42,261
Iron Mountain, Inc.	878	23,522
Public Storage	456	101,560
SBA Communications Corp., Class A	338	107,646
Weyerhaeuser Co.	2,252	64,227
		1,199,458
Specialty Chemicals–0.75%
Albemarle Corp.	319	28,480
Celanese Corp.	359	38,574
DuPont de Nemours, Inc.	2,235	123,998
Ecolab, Inc.	751	150,080
International Flavors & Fragrances, Inc.(c)	326	39,919
PPG Industries, Inc.	713	87,043
Shares		Value
Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	246	$171,398
		639,492
Specialty Stores–0.15%
Tiffany & Co.	329	38,115
Tractor Supply Co.	351	50,312
Ulta Beauty, Inc.(b)	174	38,973
		127,400
Steel–0.05%
Nucor Corp.	914	41,002
Systems Software–6.46%
Fortinet, Inc.(b)	407	47,949
Microsoft Corp.	22,944	4,825,811
NortonLifeLock, Inc.	1,646	34,303
Oracle Corp.	5,858	349,722
ServiceNow, Inc.(b)	579	280,815
		5,538,600
Technology Distributors–0.06%
CDW Corp.	438	52,354
Technology Hardware, Storage & Peripherals–6.85%
Apple, Inc.	48,743	5,644,927
Hewlett Packard Enterprise Co.	3,922	36,749
HP, Inc.	4,344	82,492
NetApp, Inc.	671	29,417
Seagate Technology PLC	686	33,799
Western Digital Corp.	909	33,224
Xerox Holdings Corp.	591	11,093
		5,871,701
Tobacco–0.67%
Altria Group, Inc.	5,646	218,161
Philip Morris International, Inc.	4,730	354,703
		572,864
Trading Companies & Distributors–0.19%
Fastenal Co.	1,730	78,006
United Rentals, Inc.(b)	218	38,041
W.W. Grainger, Inc.	132	47,093
		163,140
Trucking–0.10%
J.B. Hunt Transport Services, Inc.	260	32,859
Old Dominion Freight Line, Inc.	286	51,743
		84,602
Water Utilities–0.09%
American Water Works Co., Inc.	552	79,974
Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.(b)	1,730	197,843
Total Common Stocks & Other Equity Interests (Cost $21,902,261)		84,496,646
Money Market Funds–1.75%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(f)	520,559	520,559
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(f)	389,617	389,812
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(f)	594,925	$594,925
Total Money Market Funds (Cost $1,505,308)		1,505,296
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $23,407,569)		86,001,942
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.06%
Invesco Private Government Fund, 0.03%(d)(f)(g)	36,405	36,404
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(f)(g)	12,748	$12,751
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,155)		49,155
TOTAL INVESTMENTS IN SECURITIES–100.38% (Cost $23,456,724)		86,051,097
OTHER ASSETS LESS LIABILITIES—(0.38)%		(328,620)
NET ASSETS–100.00%		$85,722,477
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Invesco Ltd.	$21,918	$1,108	$(1,552)	$(5,999)	$(2,000)	$13,475	$750
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	281,283	3,514,425	(3,275,149)	-	-	520,559	1,084
Invesco Liquid Assets Portfolio, Institutional Class	221,995	2,539,798	(2,372,188)	10	197	389,812	1,234
Invesco Treasury Portfolio, Institutional Class	321,467	4,016,486	(3,743,028)	-	-	594,925	1,169
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	19,425	(19,425)	-	-	-	2*
Invesco Liquid Assets Portfolio, Institutional Class	-	5,512	(5,512)	-	-	-	1*
Invesco Private Government Fund	-	59,480	(23,076)	-	-	36,404	1*
Invesco Private Prime Fund	-	18,595	(5,844)	-	-	12,751	1*
Total	$846,663	$10,174,829	$(9,445,774)	$(5,989)	$(1,803)	$1,567,926	$4,242

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	9	December-2020	$1,508,400	$9,094	$9,094
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$84,496,646	$—	$—	$84,496,646
Money Market Funds	1,505,296	49,155	—	1,554,451
Total Investments in Securities	86,001,942	49,155	—	86,051,097
Other Investments - Assets*
Futures Contracts	9,094	—	—	9,094
Total Investments	$86,011,036	$49,155	$—	$86,060,191

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. S&P 500 Index Fund